Financial instruments (Details 15) - Recurring basis SFr in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 158	SFr 77	SFr 204
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	350	350
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	475	350
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	361	350
Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 0	SFr 0
Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	15,148	17,180	13,710
Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	4,564	4,465	5,069
Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,746	1,435	2,128
Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 240	SFr 201
Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Buyback probability (in %)		50.00%
Correlation (in %)	(87.00%)	(88.00%)
Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Buyback probability (in %)		100.00%
Correlation (in %)	99.00%	97.00%
Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Buyback probability (in %)		68.00%
Correlation (in %)	17.00%	17.00%
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 285	SFr 1,051
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	134	9
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,408	1,644
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	493	361
Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 836	SFr 180
Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	128.00%	124.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	29.00%	67.00%
Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 814	SFr 612	436
Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	1.00%
Default rate (in %)	0.00%	1.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	27.00%	29.00%
Discount rate (in %)	36.00%	31.00%
Default rate (in %)	20.00%	19.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	9.00%	8.00%
Discount rate (in %)	8.00%	9.00%
Default rate (in %)	3.00%	3.00%
Loss severity (in %)	50.00%	50.00%
Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 215	SFr 257	417
Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	0.00%	0.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	8.00%	10.00%
Prepayment rate (in %)	16.00%	20.00%
Discount rate (in %)	23.00%	28.00%
Default rate (in %)	32.00%	21.00%
Loss severity (in %)	75.00%	35.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	7.00%	8.00%
Prepayment rate (in %)	3.00%	12.00%
Discount rate (in %)	8.00%	9.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	4.00%	3.00%
Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,298	SFr 1,421	1,567
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 329	SFr 286
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	293
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	3.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	3.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	336
Prepayment rate (in %)	20.00%	20.00%
Discount rate (in %)	25.00%	23.00%
Default rate (in %)	10.00%	7.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	309
Prepayment rate (in %)	14.00%	17.00%
Discount rate (in %)	11.00%	7.00%
Default rate (in %)	2.00%	2.00%
Loss severity (in %)	46.00%	35.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 66	SFr 89
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Weighted average
Unobservable input
Price (in %)	96.00%	95.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 807	SFr 837
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)	214.00%	93.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)	214.00%	196.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)	214.00%	191.00%
Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,487	SFr 1,566	595
Trading assets | Equity securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 342
Trading assets | Equity securities | Option model | Minimum
Unobservable input
Volatility (in %)	2.00%
Trading assets | Equity securities | Option model | Maximum
Unobservable input
Volatility (in %)	253.00%
Trading assets | Equity securities | Option model | Weighted average
Unobservable input
Volatility (in %)	29.00%
Trading assets | Equity securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 26
Trading assets | Equity securities | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)		7.00%
Discount rate (in %)		15.00%
Trading assets | Equity securities | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)		7.00%
Discount rate (in %)		15.00%
Trading assets | Equity securities | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)		7.00%
Discount rate (in %)		15.00%
Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 471	SFr 765
Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	3	3
Price (in %)	0.00%	1.00%
Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	12	13
Price (in %)	202.00%	163.00%
Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	8	9
Price (in %)	96.00%	51.00%
Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,831	SFr 6,823	5,217
Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 791	SFr 1,803	1,574
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	17.00%	9.00%
Credit spread (in bp)	130	229
Mean reversion (in %)	5.00%	5.00%
Prepayment rate (in %)	1.00%	0.00%
Volatility skew (in %)	(8.00%)	(9.00%)
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Credit spread (in bp)	1,687	1,218
Mean reversion (in %)	10.00%	10.00%
Prepayment rate (in %)	36.00%	33.00%
Volatility skew (in %)	0.00%	3.00%
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	63.00%	76.00%
Credit spread (in bp)	330	1,046
Mean reversion (in %)	10.00%	10.00%
Prepayment rate (in %)	16.00%	24.00%
Volatility skew (in %)	(2.00%)	(1.00%)
Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,568	SFr 2,569	1,138
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	61	51
Correlation (in %)	43.00%	46.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	2.00%	1.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	15.00%	10.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	68	106
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	2,349	6,087
Prepayment rate (in %)	12.00%	9.00%
Recovery rate (in %)	60.00%	75.00%
Discount rate (in %)	50.00%	38.00%
Default rate (in %)	35.00%	43.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	67	80
Correlation (in %)	85.00%	83.00%
Credit spread (in bp)	331	614
Prepayment rate (in %)	4.00%	4.00%
Recovery rate (in %)	23.00%	20.00%
Discount rate (in %)	19.00%	18.00%
Default rate (in %)	6.00%	7.00%
Loss severity (in %)	64.00%	65.00%
Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 936	SFr 1,063	1,240
Trading assets | Derivative instruments | Equity/Index-related products | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 778
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Correlation (in %)	(87.00%)	(88.00%)
Volatility (in %)	0.00%	0.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Correlation (in %)	99.00%	97.00%
Volatility (in %)	253.00%	276.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Correlation (in %)	23.00%	8.00%
Volatility (in %)	26.00%	27.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 109
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Minimum
Unobservable input
EBITDA multiple	4
Price (in %)	97.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Maximum
Unobservable input
EBITDA multiple	10
Price (in %)	97.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Weighted average
Unobservable input
EBITDA multiple	7
Price (in %)	97.00%
Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,266	SFr 4,326	2,829
Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 865	SFr 770
Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	18	20
Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	9
Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,859	SFr 3,493
Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	106.00%	104.00%
Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	45.00%	50.00%
Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 148	SFr 3	2
Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	4,058	5,283	6,969
Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	1,042	1,286
Other investments | Hedge funds
Quantitative information about level 3 assets at fair value
Fair value, assets	197	314
Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	1,150	1,849
Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,669	SFr 1,834	1,600
Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	20	21
Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	8
Other investments | Other equity investments - of which private
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 1,850
Other investments | Other equity investments - of which private | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 337
Other investments | Other equity investments - of which private | Discounted cash flow | Minimum
Unobservable input
Contingent probability (in %)		69.00%
Other investments | Other equity investments - of which private | Discounted cash flow | Maximum
Unobservable input
Contingent probability (in %)		69.00%
Other investments | Other equity investments - of which private | Discounted cash flow | Weighted average
Unobservable input
Contingent probability (in %)		69.00%
Other investments | Other equity investments - of which private | Net asset value
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 1,051
Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,389	3,449	5,369
Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	8,950	9,353	7,998
Loans - of which commercial and industrial
Quantitative information about level 3 assets at fair value
Fair value, assets	5,735	5,853	5,309
Loans - of which commercial and industrial | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,799	SFr 5,011
Loans - of which commercial and industrial | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	70	34
Recovery rate (in %)		0.00%
Loans - of which commercial and industrial | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	2,528	2,528
Recovery rate (in %)		100.00%
Loans - of which commercial and industrial | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	474	462
Recovery rate (in %)		68.00%
Loans - of which commercial and industrial | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,146	SFr 650
Loans - of which commercial and industrial | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Loans - of which commercial and industrial | Market comparable | Maximum
Unobservable input
Price (in %)	106.00%	100.00%
Loans - of which commercial and industrial | Market comparable | Weighted average
Unobservable input
Price (in %)	65.00%	82.00%
Loans - of which financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,729	SFr 1,494	1,322
Loans - of which financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,451
Loans - of which financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	84	60
Loans - of which financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	826	813
Loans - of which financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	359	304
Loans - of which financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 109
Loans - of which financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%
Loans - of which financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%
Loans - of which financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)	98.00%
Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 112	SFr 70	42
Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	7,087	7,468	6,159
Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	6,768	6,851	5,615
Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 722	SFr 1,321
Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	99	146
Recovery rate (in %)	1.00%	1.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	3,220	2,047
Recovery rate (in %)	1.00%	39.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	515	334
Recovery rate (in %)	1.00%	30.00%
Other assets - of which loans held-for-sale | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,594	SFr 2,654
Other assets - of which loans held-for-sale | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Vendor price | Maximum
Unobservable input
Price (in %)	101.00%	109.00%
Other assets - of which loans held-for-sale | Vendor price | Weighted average
Unobservable input
Price (in %)	97.00%	99.00%
Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,251	SFr 2,430
Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	104.00%	100.00%
Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	76.00%	67.00%
Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 35,661	SFr 39,434	35,084
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 158	SFr 77	204
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	350	350
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	475	350
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	361	350
Bank | Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 0	SFr 0
Bank | Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	15,148	17,180	13,710
Bank | Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	4,564	4,465	5,069
Bank | Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,746	1,435	2,128
Bank | Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 240	SFr 201
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Buyback probability (in %)		50.00%
Correlation (in %)	(87.00%)	(88.00%)
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Buyback probability (in %)		100.00%
Correlation (in %)	99.00%	97.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Buyback probability (in %)		68.00%
Correlation (in %)	17.00%	17.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 285	SFr 1,051
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	134	9
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,408	1,644
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	493	361
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 836	SFr 180
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	128.00%	124.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	29.00%	67.00%
Bank | Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 814	SFr 612	436
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	1.00%
Default rate (in %)	0.00%	1.00%
Loss severity (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	27.00%	29.00%
Discount rate (in %)	36.00%	31.00%
Default rate (in %)	20.00%	19.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	9.00%	8.00%
Discount rate (in %)	8.00%	9.00%
Default rate (in %)	3.00%	3.00%
Loss severity (in %)	50.00%	50.00%
Bank | Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 215	SFr 257	417
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	0.00%	0.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	8.00%	10.00%
Prepayment rate (in %)	16.00%	20.00%
Discount rate (in %)	23.00%	28.00%
Default rate (in %)	32.00%	21.00%
Loss severity (in %)	75.00%	35.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	7.00%	8.00%
Prepayment rate (in %)	3.00%	12.00%
Discount rate (in %)	8.00%	9.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	4.00%	3.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,298	SFr 1,421	1,567
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 329	SFr 286
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	293
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	3.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	3.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	336
Prepayment rate (in %)	20.00%	20.00%
Discount rate (in %)	25.00%	23.00%
Default rate (in %)	10.00%	7.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	309
Prepayment rate (in %)	14.00%	17.00%
Discount rate (in %)	11.00%	7.00%
Default rate (in %)	2.00%	2.00%
Loss severity (in %)	46.00%	35.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 66	SFr 89
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Weighted average
Unobservable input
Price (in %)	96.00%	95.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 807	SFr 837
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)	214.00%	93.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)	214.00%	196.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)	214.00%	191.00%
Bank | Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,487	SFr 1,566	595
Bank | Trading assets | Equity securities | Option model | Minimum
Unobservable input
Volatility (in %)	2.00%
Bank | Trading assets | Equity securities | Option model | Maximum
Unobservable input
Volatility (in %)	253.00%
Bank | Trading assets | Equity securities | Option model | Weighted average
Unobservable input
Volatility (in %)	29.00%
Bank | Trading assets | Equity securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 26
Bank | Trading assets | Equity securities | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)		7.00%
Discount rate (in %)		15.00%
Bank | Trading assets | Equity securities | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)		7.00%
Discount rate (in %)		15.00%
Bank | Trading assets | Equity securities | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)		7.00%
Discount rate (in %)		15.00%
Bank | Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 471	SFr 765
Bank | Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	3	3
Price (in %)	0.00%	1.00%
Bank | Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	12	13
Price (in %)	202.00%	163.00%
Bank | Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	8	9
Price (in %)	96.00%	51.00%
Bank | Trading assets | Equity securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 342
Bank | Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	4,831	SFr 6,823	5,217
Bank | Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 791	SFr 1,803	1,574
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	17.00%	9.00%
Credit spread (in bp)	130	229
Mean reversion (in %)	5.00%	5.00%
Prepayment rate (in %)	1.00%	0.00%
Volatility skew (in %)	(8.00%)	(9.00%)
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Credit spread (in bp)	1,687	1,218
Mean reversion (in %)	10.00%	10.00%
Prepayment rate (in %)	36.00%	33.00%
Volatility skew (in %)	0.00%	3.00%
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	63.00%	76.00%
Credit spread (in bp)	330	1,046
Mean reversion (in %)	10.00%	10.00%
Prepayment rate (in %)	16.00%	24.00%
Volatility skew (in %)	(2.00%)	(1.00%)
Bank | Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,568	SFr 2,569	1,138
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	61	51
Correlation (in %)	43.00%	46.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	2.00%	1.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	15.00%	10.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	68	106
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	2,349	6,087
Prepayment rate (in %)	12.00%	9.00%
Recovery rate (in %)	60.00%	75.00%
Discount rate (in %)	50.00%	38.00%
Default rate (in %)	35.00%	43.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	67	80
Correlation (in %)	85.00%	83.00%
Credit spread (in bp)	331	614
Prepayment rate (in %)	4.00%	4.00%
Recovery rate (in %)	23.00%	20.00%
Discount rate (in %)	19.00%	18.00%
Default rate (in %)	6.00%	7.00%
Loss severity (in %)	64.00%	65.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 936	SFr 1,063	1,240
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 778
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Correlation (in %)	(87.00%)	(88.00%)
Volatility (in %)	0.00%	0.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Correlation (in %)	99.00%	97.00%
Volatility (in %)	253.00%	276.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Correlation (in %)	23.00%	8.00%
Volatility (in %)	26.00%	27.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 109
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Minimum
Unobservable input
EBITDA multiple	4
Price (in %)	97.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Maximum
Unobservable input
EBITDA multiple	10
Price (in %)	97.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Weighted average
Unobservable input
EBITDA multiple	7
Price (in %)	97.00%
Bank | Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,266	SFr 4,326	2,829
Bank | Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 865	SFr 770
Bank | Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Bank | Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	18	20
Bank | Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	9
Bank | Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,859	SFr 3,493
Bank | Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	106.00%	104.00%
Bank | Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	45.00%	50.00%
Bank | Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 148	SFr 3	2
Bank | Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	4,048	5,271	6,963
Bank | Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	1,033	1,268
Bank | Other investments | Hedge funds
Quantitative information about level 3 assets at fair value
Fair value, assets	197	314
Bank | Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	1,149	1,855
Bank | Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,669	SFr 1,834	1,600
Bank | Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Bank | Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	20	21
Bank | Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	8
Bank | Other investments | Other equity investments - of which private
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 1,855
Bank | Other investments | Other equity investments - of which private | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 337
Bank | Other investments | Other equity investments - of which private | Discounted cash flow | Minimum
Unobservable input
Contingent probability (in %)		69.00%
Bank | Other investments | Other equity investments - of which private | Discounted cash flow | Maximum
Unobservable input
Contingent probability (in %)		69.00%
Bank | Other investments | Other equity investments - of which private | Discounted cash flow | Weighted average
Unobservable input
Contingent probability (in %)		69.00%
Bank | Other investments | Other equity investments - of which private | Net asset value
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 1,051
Bank | Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,379	3,437	5,363
Bank | Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	8,950	9,353	7,998
Bank | Loans - of which commercial and industrial
Quantitative information about level 3 assets at fair value
Fair value, assets	5,735	5,853	5,309
Bank | Loans - of which commercial and industrial | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,799	SFr 5,011
Bank | Loans - of which commercial and industrial | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	70	34
Recovery rate (in %)		0.00%
Bank | Loans - of which commercial and industrial | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	2,528	2,528
Recovery rate (in %)		100.00%
Bank | Loans - of which commercial and industrial | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	474	462
Recovery rate (in %)		68.00%
Bank | Loans - of which commercial and industrial | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,146	SFr 650
Bank | Loans - of which commercial and industrial | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Loans - of which commercial and industrial | Market comparable | Maximum
Unobservable input
Price (in %)	106.00%	100.00%
Bank | Loans - of which commercial and industrial | Market comparable | Weighted average
Unobservable input
Price (in %)	65.00%	82.00%
Bank | Loans - of which financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,729	SFr 1,494	1,322
Bank | Loans - of which financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,451
Bank | Loans - of which financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	84	60
Bank | Loans - of which financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	826	813
Bank | Loans - of which financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	359	304
Bank | Loans - of which financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 109
Bank | Loans - of which financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%
Bank | Loans - of which financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%
Bank | Loans - of which financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)	98.00%
Bank | Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 112	SFr 70	42
Bank | Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	7,087	7,468	6,159
Bank | Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	6,768	6,851	5,615
Bank | Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 722	SFr 1,321
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	99	146
Recovery rate (in %)	1.00%	1.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	3,220	2,047
Recovery rate (in %)	1.00%	39.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	515	334
Recovery rate (in %)	1.00%	30.00%
Bank | Other assets - of which loans held-for-sale | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,594	SFr 2,654
Bank | Other assets - of which loans held-for-sale | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other assets - of which loans held-for-sale | Vendor price | Maximum
Unobservable input
Price (in %)	101.00%	109.00%
Bank | Other assets - of which loans held-for-sale | Vendor price | Weighted average
Unobservable input
Price (in %)	97.00%	99.00%
Bank | Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,251	SFr 2,430
Bank | Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	104.00%	100.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	76.00%	67.00%
Bank | Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 35,651	SFr 39,422	SFr 35,078